GOODWILL (Details) - Schedule of changes in goodwill - USD ($) $ in Thousands	3 Months Ended	6 Months Ended			12 Months Ended
	Mar. 31, 2020	Jun. 30, 2021		Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
Goodwill [Line Items]
Beginning balance	$ 20,190	$ 18,508	[1]	$ 20,190	$ 20,190		$ 18,508
Additions							1,682
Impairment				(1,682)	(1,682)	[1],[2]		[2]
Ending balance		18,508			18,508	[1]	20,190
Cannabinoid [Member]
Goodwill [Line Items]
Beginning balance	18,508	18,508		18,508	18,508		18,508
Additions
Impairment
Ending balance				18,508	18,508		18,508
Non- Cannabinoid [Member]
Goodwill [Line Items]
Beginning balance	1,682			$ 1,682	1,682
Additions							1,682
Impairment	(1,682)	(1,682)			(1,682)
Ending balance							$ 1,682

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020.
[2]	See Note 3. for information on the restatement adjustment as of December 31, 2020 and on the reclassification adjustment as of December 31, 2019.